The Diplomat Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2023 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 5.0%
	United States Treasury Bill
$453,000	0.000%, 8/3/2023*	$452,868
	TOTAL U.S. TREASURY BILLS
	(Cost $452,871)	452,868
	U.S. TREASURY NOTES — 87.5%
	United States Treasury Note
4,624,100	2.750%, 8/15/2032[1]	4,197,998
3,370,700	3.500%, 2/15/2033	3,248,512
416,000	3.375%, 5/15/2033	396,825
	TOTAL U.S. TREASURY NOTES
	(Cost $8,110,428)	7,843,335

Number of Shares
	SHORT-TERM INVESTMENTS — 5.7%
507,390	Fidelity Investments Money Market Government Portfolio - Institutional Class 4.936%[2]	507,390
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $507,390)	507,390
	TOTAL INVESTMENTS — 98.2%
	(Cost $9,070,689)	8,803,593
	Other Assets in Excess of Liabilities — 1.8%	159,412
	TOTAL NET ASSETS — 100.0%	$8,963,005

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $183,126, which represents 2.0% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

The Diplomat Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
(82)	U.S. 10 Year Treasury Note	September 2023	$(9,355,001)	$(9,135,313)	$219,688

TOTAL FUTURES CONTRACTS			$(9,355,001)	$(9,135,313)	$219,688